UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class A [LROAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$100,390,575
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7037-STSR-0625

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class C [LAOCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$94	1.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$100,390,575
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7566-STSR-0625

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class FI [LBAFX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$54	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$100,390,575
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7039-STSR-0625

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class R [LBARX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$70	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$100,390,575
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7504-STSR-0625

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class I [LROIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$100,390,575
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7040-STSR-0625

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class IS [LROSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$100,390,575
Total Number of Portfolio Holdings*	52
Portfolio Turnover Rate	85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7042-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Global Unconstrained Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 27.0%
GNMA — 27.0%
Government National Mortgage Association (GNMA) II (Cost — $27,000,585)	6.000%	10/20/53- 2/20/55	26,750,538	$27,114,050

Sovereign Bonds — 24.5%
Brazil — 9.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	38,380,000 BRL	5,590,913
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	30,340,000 BRL	4,271,380
Total Brazil				9,862,293
Colombia — 3.6%
Colombian TES, Bonds	9.250%	5/28/42	2,000,000,000 COP	361,733
Colombian TES, Bonds	7.250%	10/26/50	23,430,000,000 COP	3,266,250
Total Colombia				3,627,983
Mexico — 7.0%
Mexican Bonos, Bonds	8.000%	7/31/53	167,800,000 MXN	7,011,218
South Africa — 4.1%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	99,700,000 ZAR	4,089,437

Total Sovereign Bonds (Cost — $25,724,454)				24,590,931
Corporate Bonds & Notes — 18.7%
Communication Services — 0.8%
Media — 0.8%
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	866,574	808,559 (a)

Consumer Discretionary — 4.2%
Automobiles — 3.8%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	2,000,000	2,004,597
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	1,860,000	1,864,660
Total Automobiles				3,869,257
Textiles, Apparel & Luxury Goods — 0.4%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	600,000	364,595 (b)

Total Consumer Discretionary				4,233,852
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
BP Capital Markets PLC, Senior Notes (4.375% to 9/22/25 then 5 year Treasury Constant Maturity Rate + 4.036%)	4.375%	6/22/25	640,000	$637,255 (c)(d)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	969,000	668,257 (b)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	980,000	958,133
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,550,000	1,033,571

Total Energy				3,297,216
Financials — 8.8%
Banks — 5.0%
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	2,170,000	2,115,875 (c)(d)
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	1,990,000	1,999,107
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	939,000	922,839 (c)(d)
Total Banks				5,037,821
Capital Markets — 1.8%
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	1,260,000	1,306,194
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	530,000	529,569 (c)(d)
Total Capital Markets				1,835,763
Consumer Finance — 2.0%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	1,040,000	958,693 (c)(d)
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	1,020,000	978,520 (c)(d)
Total Consumer Finance				1,937,213

Total Financials				8,810,797
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.7%
Trading Companies & Distributors — 0.7%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	781,000	$760,782 (b)(c)(d)

Information Technology — 0.6%
Electronic Equipment, Instruments & Components — 0.6%
Jabil Inc., Senior Notes	3.000%	1/15/31	720,000	644,410

Real Estate — 0.3%
Diversified REITs — 0.3%
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	270,000	276,131 (b)

Total Corporate Bonds & Notes (Cost — $19,332,451)				18,831,747
Collateralized Mortgage Obligations(e) — 10.7%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.604%	5/25/42	890,000	951,277 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 M2 (30 Day Average SOFR + 5.250%)	9.604%	3/25/42	1,010,000	1,071,550 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	7.603%	4/25/43	1,590,000	1,663,857 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2M2 (30 Day Average SOFR + 3.000%)	7.354%	1/25/42	601,000	613,522 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R09 2B1 (30 Day Average SOFR + 6.750%)	11.103%	9/25/42	1,230,000	1,356,684 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	8.254%	4/25/43	1,180,000	1,245,077 (b)(d)
Greystone CRE Notes Ltd., 2021-HC2 A (1 mo. Term SOFR + 1.914%)	6.236%	12/15/39	2,022,340	2,024,830 (b)(d)
TRTX Issuer Ltd., 2021-FL4 A (1 mo. Term SOFR + 1.314%)	5.643%	3/15/38	700,792	699,568 (b)(d)
TRTX Issuer Ltd., 2025-FL6 C (1 mo. Term SOFR + 2.396%)	6.719%	9/18/42	1,090,000	1,087,938 (b)(d)

Total Collateralized Mortgage Obligations (Cost — $10,758,510)				10,714,303
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Non-U.S. Treasury Inflation Protected Securities — 3.1%
Poland — 3.1%
Republic of Poland Government Bond (Cost — $3,109,817)	2.000%	8/25/36	13,109,217 PLN	$3,134,372

Asset-Backed Securities — 0.9%
Cogent Ipv4 LLC, 2025-1A A2 (Cost — $929,979)	6.646%	4/25/55	930,000	917,939 (b)(f)(g)

U.S. Government & Agency Obligations — 0.5%
U.S. Government Obligations — 0.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%) (Cost — $480,132)	4.395%	4/30/26	480,000	480,111 (d)
Total Investments before Short-Term Investments (Cost — $87,335,928)				85,783,453

Short-Term Investments — 9.2%
Sovereign Bonds — 6.2%
Egypt Treasury Bills	26.710%	7/1/25	205,000,000 EGP	3,874,090 (h)
Egypt Treasury Bills	27.518%	10/14/25	130,000,000 EGP	2,288,338 (h)

Total Sovereign Bonds (Cost — $6,326,698)				6,162,428
			Shares
Money Market Funds — 3.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $3,034,495)	4.206%		3,034,495	3,034,495 (i)(j)

Total Short-Term Investments (Cost — $9,361,193)				9,196,923
Total Investments — 94.6% (Cost — $96,697,121)				94,980,376
Other Assets in Excess of Liabilities — 5.4%				5,410,199
Total Net Assets — 100.0%				$100,390,575

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated
Companies was $3,034,495 and the cost was $3,034,495 (Note 8).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
COP	—	Colombian Peso
EGP	—	Egyptian Pound
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
ZAR	—	South African Rand
At April 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	112	6/25	$12,726,289	$12,850,251	$123,962
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
United Kingdom Long Gilt Bonds	145	6/25	$17,991,740	$18,071,945	$80,205
					204,167
Contracts to Sell:
Canadian 10-Year Bonds	158	6/25	14,225,712	14,172,552	53,160
Euro-Bund	142	6/25	21,130,299	21,198,750	(68,451)
					(15,291)
Net unrealized appreciation on open futures contracts					$188,876
At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,090,000	USD	5,494,451	Citibank N.A.	5/5/25	$273,500
USD	227,361	EUR	200,000	HSBC Securities Inc.	5/5/25	723
USD	3,457,456	EUR	3,200,000	HSBC Securities Inc.	5/5/25	(168,761)
EUR	9,100,000	USD	9,671,707	JPMorgan Chase & Co.	5/5/25	640,347
EUR	22,740,000	USD	23,752,157	JPMorgan Chase & Co.	5/5/25	2,016,647
USD	3,009,916	EUR	2,740,000	JPMorgan Chase & Co.	5/5/25	(95,032)
USD	5,006,760	EUR	4,400,000	JPMorgan Chase & Co.	5/5/25	20,712
USD	5,036,226	EUR	4,410,000	JPMorgan Chase & Co.	5/5/25	38,845
USD	6,135,136	EUR	5,600,000	JPMorgan Chase & Co.	5/5/25	(210,744)
USD	10,318,806	EUR	9,110,000	JPMorgan Chase & Co.	5/5/25	(4,581)
EUR	170,000	USD	177,168	Morgan Stanley & Co. Inc.	5/5/25	15,474
EUR	650,000	USD	680,132	Morgan Stanley & Co. Inc.	5/5/25	56,444
USD	136,649	EUR	120,000	Morgan Stanley & Co. Inc.	5/5/25	666
USD	228,347	EUR	210,000	Morgan Stanley & Co. Inc.	5/5/25	(9,623)
USD	2,968,220	EUR	2,610,000	Morgan Stanley & Co. Inc.	5/5/25	10,587
USD	663,029	EUR	630,000	Standard Chartered PLC	5/5/25	(50,882)
USD	1,247,262	EUR	1,140,000	Standard Chartered PLC	5/5/25	(44,578)
USD	2,079,188	EUR	1,970,000	Standard Chartered PLC	5/5/25	(153,202)
USD	810,872	EUR	740,000	UBS Securities LLC	5/5/25	(27,691)
USD	724,719	EUR	670,000	Wells Fargo Securities LLC	5/5/25	(34,520)
USD	488,202	ZAR	9,000,000	HSBC Securities Inc.	5/13/25	4,857
USD	552,320	ZAR	10,200,000	HSBC Securities Inc.	5/13/25	4,529
USD	1,456,053	ZAR	26,900,000	HSBC Securities Inc.	5/13/25	11,389
USD	2,487,887	ZAR	45,700,000	HSBC Securities Inc.	5/13/25	33,568
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	4,000,000	USD	204,870	Morgan Stanley & Co. Inc.	5/13/25	$9,950
ZAR	6,100,000	USD	326,582	Morgan Stanley & Co. Inc.	5/13/25	1,018
ZAR	59,900,000	USD	3,170,772	Morgan Stanley & Co. Inc.	5/13/25	46,158
ZAR	3,800,000	USD	201,564	Wells Fargo Securities LLC	5/13/25	2,516
CLP	5,870,000,000	USD	6,177,322	HSBC Securities Inc.	5/14/25	21,017
USD	169,492	CLP	160,000,000	HSBC Securities Inc.	5/14/25	542
USD	495,624	CLP	470,000,000	HSBC Securities Inc.	5/14/25	(666)
USD	5,552,318	CLP	5,240,000,000	HSBC Securities Inc.	5/14/25	19,218
CNH	1,000,000	USD	137,166	HSBC Securities Inc.	5/27/25	701
CNH	3,000,000	USD	413,387	HSBC Securities Inc.	5/27/25	216
CNH	4,800,000	USD	655,090	HSBC Securities Inc.	5/27/25	6,675
CNH	2,100,000	USD	292,045	JPMorgan Chase & Co.	5/27/25	(2,523)
CNH	2,400,000	USD	332,665	JPMorgan Chase & Co.	5/27/25	(1,782)
CNH	10,070,000	USD	1,391,701	JPMorgan Chase & Co.	5/27/25	(3,373)
USD	16,114,079	CNH	116,110,000	JPMorgan Chase & Co.	5/27/25	106,267
AUD	15,660,000	USD	10,059,812	Morgan Stanley & Co. Inc.	6/6/25	(24,834)
SEK	2,200,000	USD	220,466	Barclays Bank PLC	6/10/25	7,724
USD	4,921,369	SEK	48,600,000	HSBC Securities Inc.	6/10/25	(119,561)
USD	5,250,753	SEK	52,800,000	HSBC Securities Inc.	6/10/25	(225,813)
JPY	795,000,000	USD	5,384,100	Citibank N.A.	6/13/25	203,683
USD	4,006,339	JPY	589,000,000	Citibank N.A.	6/13/25	(133,540)
USD	8,150,600	JPY	1,161,000,000	Citibank N.A.	6/13/25	(9,671)
JPY	1,130,000,000	USD	7,662,082	HSBC Securities Inc.	6/13/25	280,301
USD	150,827	JPY	22,000,000	Morgan Stanley & Co. Inc.	6/13/25	(3,803)
USD	172,119	NOK	1,800,000	Morgan Stanley & Co. Inc.	6/13/25	(904)
USD	127,090	JPY	18,000,000	Standard Chartered PLC	6/13/25	574
USD	598,840	JPY	88,000,000	Standard Chartered PLC	6/13/25	(19,682)
NOK	58,000,000	USD	5,445,690	UBS Securities LLC	6/13/25	129,493
USD	5,299,837	NOK	56,200,000	UBS Securities LLC	6/13/25	(102,323)
USD	317,066	JPY	47,000,000	Wells Fargo Securities LLC	6/13/25	(13,281)
CHF	4,470,000	USD	5,424,428	Goldman Sachs Group Inc.	6/18/25	24,448
CHF	290,000	USD	331,144	Morgan Stanley & Co. Inc.	6/18/25	22,363
CHF	4,540,000	USD	5,374,371	UBS Securities LLC	6/18/25	159,835
USD	5,327,088	CHF	4,640,000	UBS Securities LLC	6/18/25	(329,017)
USD	5,521,434	CHF	4,850,000	UBS Securities LLC	6/18/25	(390,658)
CHF	190,000	USD	222,728	Wells Fargo Securities LLC	6/18/25	8,880
KRW	6,040,000,000	USD	4,166,954	Citibank N.A.	7/8/25	100,984
KRW	8,800,000,000	USD	6,140,320	Citibank N.A.	7/8/25	77,868
KRW	14,070,000,000	USD	9,942,760	Citibank N.A.	7/8/25	(725)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,432	KRW	200,000,000	Citibank N.A.	7/8/25	$109
USD	156,300	KRW	220,000,000	Citibank N.A.	7/8/25	845
USD	238,976	KRW	350,000,000	Citibank N.A.	7/8/25	(8,338)
USD	10,045,661	NZD	16,800,000	Morgan Stanley & Co. Inc.	7/16/25	42,355
BRL	710,000	USD	118,828	HSBC Securities Inc.	7/18/25	3,949
BRL	11,570,000	USD	1,988,656	HSBC Securities Inc.	7/18/25	12,100
BRL	11,680,000	USD	1,995,183	HSBC Securities Inc.	7/18/25	24,594
USD	6,490,317	BRL	39,110,000	HSBC Securities Inc.	7/18/25	(272,824)
CAD	14,120,000	USD	10,269,927	Citibank N.A.	7/28/25	18,040
USD	2,049,582	CAD	2,820,000	Goldman Sachs Group Inc.	7/28/25	(5,097)
USD	3,477,821	CAD	4,810,000	Goldman Sachs Group Inc.	7/28/25	(26,791)
USD	2,358,657	MXN	46,900,000	Citibank N.A.	7/29/25	(4,314)
USD	3,710,198	COP	16,080,000,000	JPMorgan Chase & Co.	7/30/25	(47,141)
USD	3,009,253	PLN	11,350,000	Citibank N.A.	7/31/25	12,987
EUR	4,400,000	USD	5,036,218	JPMorgan Chase & Co.	8/5/25	(21,503)
Net unrealized appreciation on open forward foreign currency contracts						$1,905,920

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
At April 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$2,870,000	6/20/30	5.000% quaterly	$103,858	$85,589	$18,269

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Summary of Investments by Country#
United States	52.6%
Brazil	10.4
Mexico	9.8
South Africa	4.3
Cayman Islands	4.0
Colombia	3.8
Poland	3.3
Canada	2.1
Short-Term Investments	9.7
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2025, and are subject to change.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $93,662,626)	$91,945,881
Investments in affiliated securities, at value (Cost — $3,034,495)	3,034,495
Foreign currency, at value (Cost — $525)	522
Unrealized appreciation on forward foreign currency contracts	4,473,698
Deposits with brokers for open futures contracts	2,141,267
Interest receivable	1,307,575
Receivable from brokers — net variation margin on centrally cleared swap contracts	355,121
Receivable for securities sold	298,341
Foreign currency collateral for open futures contracts, at value (Cost — $248,051)	250,633
Deposits with brokers for OTC derivatives	80,000
Receivable for Fund shares sold	33,690
Dividends receivable from affiliated investments	8,610
Prepaid expenses	45,159
Total Assets	103,974,992
Liabilities:
Unrealized depreciation on forward foreign currency contracts	2,567,778
Payable for Fund shares repurchased	625,968
Foreign withholding tax payable	80,419
Payable to brokers — net variation margin on open futures contracts	70,220
Investment management fee payable	36,015
Trustees’ fees payable	7,024
Service and/or distribution fees payable	1,653
Accrued foreign capital gains tax	610
Accrued expenses	194,730
Total Liabilities	3,584,417
Total Net Assets	$100,390,575
Net Assets:
Par value (Note 7)	$90
Paid-in capital in excess of par value	227,596,288
Total distributable earnings (loss)	(127,205,803)
Total Net Assets	$100,390,575
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Net Assets:
Class A	$6,917,615
Class C	$265,649
Class FI	$95,417
Class R	$47,367
Class I	$31,117,578
Class IS	$61,946,949
Shares Outstanding:
Class A	627,461
Class C	24,230
Class FI	8,549
Class R	4,321
Class I	2,802,222
Class IS	5,567,444
Net Asset Value:
Class A (and redemption price)	$11.02
Class C*	$10.96
Class FI (and redemption price)	$11.16
Class R (and redemption price)	$10.96
Class I (and redemption price)	$11.10
Class IS (and redemption price)	$11.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.27

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Interest	$4,532,912
Dividends from affiliated investments	69,455
Less: Foreign taxes withheld	(200,276)
Total Investment Income	4,402,091
Expenses:
Investment management fee (Note 2)	370,297
Registration fees	47,877
Fund accounting fees	42,254
Transfer agent fees (Notes 2 and 5)	27,323
Audit and tax fees	24,174
Shareholder reports	16,740
Custody fees	16,302
Legal fees	13,442
Service and/or distribution fees (Notes 2 and 5)	10,234
Trustees’ fees	4,009
Commitment fees (Note 9)	675
Insurance	474
Miscellaneous expenses	6,239
Total Expenses	580,040
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(123,040)
Net Expenses	457,000
Net Investment Income	3,945,091
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,775,163)†
Futures contracts	(722,233)
Swap contracts	5,637
Forward foreign currency contracts	416,179
Foreign currency transactions	(99,595)
Net Realized Loss	(2,175,175)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	916,735 ‡
Futures contracts	685,718
Swap contracts	18,269
Forward foreign currency contracts	1,247,391
Foreign currencies	42,330
Change in Net Unrealized Appreciation (Depreciation)	2,910,443
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	735,268
Increase in Net Assets From Operations	$4,680,359

†	Net of foreign capital gains tax of $14,583.
‡	Net of change in accrued foreign capital gains tax of $(17,929).
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment income	$3,945,091	$11,951,055
Net realized loss	(2,175,175)	(1,270,030)
Change in net unrealized appreciation (depreciation)	2,910,443	13,962,769
Increase in Net Assets From Operations	4,680,359	24,643,794
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,300,014)	(11,050,022)
Decrease in Net Assets From Distributions to Shareholders	(4,300,014)	(11,050,022)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,885,157	32,066,915
Reinvestment of distributions	3,595,248	7,463,080
Cost of shares repurchased	(43,470,990)	(156,733,290)
Decrease in Net Assets From Fund Share Transactions	(23,990,585)	(117,203,295)
Decrease in Net Assets	(23,610,240)	(103,609,523)
Net Assets:
Beginning of period	124,000,815	227,610,338
End of period	$100,390,575	$124,000,815
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.97	$10.49	$11.04	$12.15	$11.79	$11.62
Income (loss) from operations:
Net investment income	0.36	0.63	0.60	0.25	0.20	0.22
Net realized and unrealized gain (loss)	0.10	0.47	(0.80)	(1.33)	0.38	(0.00)[3]
Total income (loss) from operations	0.46	1.10	(0.20)	(1.08)	0.58	0.22
Less distributions from:
Net investment income	(0.41)	(0.62)	(0.35)	(0.03)	(0.22)	(0.05)
Total distributions	(0.41)	(0.62)	(0.35)	(0.03)	(0.22)	(0.05)
Net asset value, end of period	$11.02	$10.97	$10.49	$11.04	$12.15	$11.79
Total return[4]	4.35%	10.72%	(2.17)%	(8.89)%	4.90%	1.89%
Net assets, end of period (000s)	$6,918	$7,334	$10,531	$13,585	$21,603	$21,145
Ratios to average net assets:
Gross expenses	1.31%[5]	1.19%	1.06%	1.11%	1.20%[6]	1.21%[6]
Net expenses[7,8]	1.11 [5]	1.10	1.05	1.10	1.20 [6]	1.20 [6]
Net investment income	6.61 [5]	5.61	5.29	2.13	1.64	1.87
Portfolio turnover rate	85%	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.91	$10.43	$10.89	$12.03	$11.61	$11.49
Income (loss) from operations:
Net investment income	0.31	0.54	0.51	0.16	0.12	0.14
Net realized and unrealized gain (loss)	0.11	0.47	(0.80)	(1.29)	0.38	(0.01)
Total income (loss) from operations	0.42	1.01	(0.29)	(1.13)	0.50	0.13
Less distributions from:
Net investment income	(0.37)	(0.53)	(0.17)	(0.01)	(0.08)	(0.01)
Total distributions	(0.37)	(0.53)	(0.17)	(0.01)	(0.08)	(0.01)
Net asset value, end of period	$10.96	$10.91	$10.43	$10.89	$12.03	$11.61
Total return[3]	3.95%	9.83%	(2.92)%	(9.42)%	4.27%	1.18%
Net assets, end of period (000s)	$266	$334	$419	$664	$977	$2,341
Ratios to average net assets:
Gross expenses	2.06%[4]	1.93%	1.82%	1.88%	1.83%	1.85%
Net expenses[5,6]	1.86 [4]	1.84	1.82	1.87	1.83	1.85
Net investment income	5.85 [4]	4.85	4.49	1.37	0.96	1.21
Portfolio turnover rate	85%	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.11	$10.61	$11.16	$12.30	$11.93	$11.76
Income (loss) from operations:
Net investment income	0.36	0.64	0.61	0.26	0.21	0.21
Net realized and unrealized gain (loss)	0.10	0.49	(0.81)	(1.36)	0.38	0.01 [3]
Total income (loss) from operations	0.46	1.13	(0.20)	(1.10)	0.59	0.22
Less distributions from:
Net investment income	(0.41)	(0.63)	(0.35)	(0.04)	(0.22)	(0.05)
Total distributions	(0.41)	(0.63)	(0.35)	(0.04)	(0.22)	(0.05)
Net asset value, end of period	$11.16	$11.11	$10.61	$11.16	$12.30	$11.93
Total return[4]	4.33%	10.74%	(2.20)%	(8.90)%	4.95%	1.90%
Net assets, end of period (000s)	$95	$92	$85	$129	$75	$73
Ratios to average net assets:
Gross expenses	1.27%[5]	1.15%	1.06%	1.15%	1.17%	1.18%
Net expenses[6,7]	1.07 [5]	1.07	1.06	1.13	1.16	1.18
Net investment income	6.66 [5]	5.65	5.24	2.21	1.67	1.79
Portfolio turnover rate	85%	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.91	$10.44	$10.97	$12.10	$11.73	$11.58
Income (loss) from operations:
Net investment income	0.34	0.59	0.57	0.22	0.17	0.18
Net realized and unrealized gain (loss)	0.11	0.47	(0.80)	(1.33)	0.38	0.01 [3]
Total income (loss) from operations	0.45	1.06	(0.23)	(1.11)	0.55	0.19
Less distributions from:
Net investment income	(0.40)	(0.59)	(0.30)	(0.02)	(0.18)	(0.04)
Total distributions	(0.40)	(0.59)	(0.30)	(0.02)	(0.18)	(0.04)
Net asset value, end of period	$10.96	$10.91	$10.44	$10.97	$12.10	$11.73
Total return[4]	4.14%	10.35%	(2.41)%	(9.18)%	4.65%	1.64%
Net assets, end of period (000s)	$47	$47	$45	$47	$52	$51
Ratios to average net assets:
Gross expenses	1.59%[5]	1.49%	1.34%	1.40%[6]	1.46%	1.47%[6]
Net expenses[7,8]	1.39 [5]	1.41	1.33	1.39 [6]	1.45	1.45 [6]
Net investment income	6.34 [5]	5.30	5.03	1.91	1.39	1.58
Portfolio turnover rate	85%	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.05	$10.55	$11.12	$12.22	$11.88	$11.69
Income (loss) from operations:
Net investment income	0.37	0.66	0.62	0.27	0.25	0.26
Net realized and unrealized gain (loss)	0.11	0.49	(0.80)	(1.33)	0.38	(0.00)[3]
Total income (loss) from operations	0.48	1.15	(0.18)	(1.06)	0.63	0.26
Less distributions from:
Net investment income	(0.43)	(0.65)	(0.39)	(0.04)	(0.29)	(0.07)
Total distributions	(0.43)	(0.65)	(0.39)	(0.04)	(0.29)	(0.07)
Net asset value, end of period	$11.10	$11.05	$10.55	$11.12	$12.22	$11.88
Total return[4]	4.55%	10.89%	(1.83)%	(8.78)%	5.33%	2.24%
Net assets, end of period (000s)	$31,118	$37,515	$101,587	$193,108	$503,547	$464,688
Ratios to average net assets:
Gross expenses	1.09%[5]	0.93%[6]	0.86%	0.90%	0.97%	0.98%[6]
Net expenses[7,8]	0.85 [5]	0.85 [6]	0.85	0.85	0.85	0.85 [6]
Net investment income	6.87 [5]	5.82	5.40	2.26	1.99	2.20
Portfolio turnover rate	85%	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.07	$10.58	$11.17	$12.26	$11.92	$11.73
Income (loss) from operations:
Net investment income	0.38	0.67	0.64	0.31	0.26	0.27
Net realized and unrealized gain (loss)	0.11	0.48	(0.81)	(1.36)	0.38	(0.01)
Total income (loss) from operations	0.49	1.15	(0.17)	(1.05)	0.64	0.26
Less distributions from:
Net investment income	(0.43)	(0.66)	(0.42)	(0.04)	(0.30)	(0.07)
Total distributions	(0.43)	(0.66)	(0.42)	(0.04)	(0.30)	(0.07)
Net asset value, end of period	$11.13	$11.07	$10.58	$11.17	$12.26	$11.92
Total return[3]	4.60%	11.01%	(1.87)%	(8.57)%	5.39%	2.28%
Net assets, end of period (000s)	$61,947	$78,679	$114,944	$248,723	$222,185	$250,294
Ratios to average net assets:
Gross expenses	0.95%[4]	0.84%	0.75%[5]	0.77%	0.75%[5]	0.76%[5]
Net expenses[6,7]	0.75 [4]	0.75	0.75 [5]	0.75	0.74 [5]	0.75 [5]
Net investment income	6.99 [4]	5.95	5.52	2.66	2.08	2.34
Portfolio turnover rate	85%	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$27,114,050	—	$27,114,050
Sovereign Bonds	—	24,590,931	—	24,590,931
Corporate Bonds & Notes	—	18,831,747	—	18,831,747
Collateralized Mortgage Obligations	—	10,714,303	—	10,714,303
Non-U.S. Treasury Inflation Protected Securities	—	3,134,372	—	3,134,372
Asset-Backed Securities	—	—	$917,939	917,939
U.S. Government & Agency Obligations	—	480,111	—	480,111
Total Long-Term Investments	—	84,865,514	917,939	85,783,453
Short-Term Investments†:
Sovereign Bonds	—	6,162,428	—	6,162,428
Money Market Funds	$3,034,495	—	—	3,034,495
Total Short-Term Investments	3,034,495	6,162,428	—	9,196,923
Total Investments	$3,034,495	$91,027,942	$917,939	$94,980,376

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$257,327	—	—	$257,327
Forward Foreign Currency Contracts††	—	$4,473,698	—	4,473,698
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	18,269	—	18,269
Total Other Financial Instruments	$257,327	$4,491,967	—	$4,749,294
Total	$3,291,822	$95,519,909	$917,939	$99,729,670
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$68,451	—	—	$68,451
Forward Foreign Currency Contracts††	—	$2,567,778	—	2,567,778
Total	$68,451	$2,567,778	—	$2,636,229

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2025, the total notional value of all credit default swaps to sell protection was $2,870,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended April 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $2,567,778. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $80,000 which could be used to reduce the required payment.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2025, there were $610 of capital gains tax liabilities accrued on unrealized gains.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2025, fees waived and/or expenses reimbursed amounted to $123,040, which included an affiliated money market fund waiver of $1,741.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at April 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2025	$1,957	$94	$14	$5	$152,700	$23,223
Expires October 31, 2026	—	—	—	—	13,877	—
Expires October 31, 2027	7,215	353	77	40	71,281	93,217
Expires October 31, 2028	6,973	281	93	47	40,680	73,225
Total fee waivers/expense reimbursements subject to recapture	$16,145	$728	$184	$92	$278,538	$189,665
For the six months ended April 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,947 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.
For the six months ended April 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$161
CDSCs	—
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$34,852,882	$49,269,987
Sales	21,288,298	85,462,081
At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$97,653,234	$430,714	$(3,103,572)	$(2,672,858)
Futures contracts	—	257,327	(68,451)	188,876
Forward foreign currency contracts	—	4,473,698	(2,567,778)	1,905,920
Swap contracts	85,589	18,269	—	18,269
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$257,327	—	—	$257,327
Forward foreign currency contracts	—	$4,473,698	—	4,473,698
Centrally cleared swap contracts[3]	—	—	$18,269	18,269
Total	$257,327	$4,473,698	$18,269	$4,749,294
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$68,451	—	$68,451
Forward foreign currency contracts	—	$2,567,778	2,567,778
Total	$68,451	$2,567,778	$2,636,229

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(722,233)	—	—	$(722,233)
Swap contracts	—	—	$5,637	5,637
Forward foreign currency contracts	—	$416,179	—	416,179
Total	$(722,233)	$416,179	$5,637	$(300,417)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$685,718	—	—	$685,718
Swap contracts	—	—	$18,269	18,269
Forward foreign currency contracts	—	$1,247,391	—	1,247,391
Total	$685,718	$1,247,391	$18,269	$1,951,378

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

During the six months ended April 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$21,261,158
Futures contracts (to sell)	53,548,658
Forward foreign currency contracts (to buy)	128,693,389
Forward foreign currency contracts (to sell)	130,138,564
Average Notional Balance
Credit default swap contracts (sell protection)	$410,000
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$7,724	—	$7,724	—	$7,724
Citibank N.A.	688,016	$(156,588)	531,428	—	531,428
Goldman Sachs Group Inc.	24,448	(31,888)	(7,440)	—	(7,440)
HSBC Securities Inc.	424,379	(787,625)	(363,246)	—	(363,246)
JPMorgan Chase & Co.	2,822,818	(386,679)	2,436,139	$80,000	2,516,139
Morgan Stanley & Co. Inc.	205,015	(39,164)	165,851	—	165,851
Standard Chartered PLC	574	(268,344)	(267,770)	—	(267,770)
UBS Securities LLC	289,328	(849,689)	(560,361)	—	(560,361)
Wells Fargo Securities LLC	11,396	(47,801)	(36,405)	—	(36,405)
Total	$4,473,698	$(2,567,778)	$1,905,920	$80,000	$1,985,920

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,616	$3,772
Class C	1,387	157
Class FI	115	32
Class R	116	32
Class I	—	23,020
Class IS	—	310
Total	$10,234	$27,323
For the six months ended April 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,078
Class C	285
Class FI	94
Class R	48
Class I	41,210
Class IS	74,325
Total	$123,040
6. Distributions to shareholders by class

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Net Investment Income:
Class A	$255,227	$466,514
Class C	9,102	19,613
Class FI	3,466	5,082
Class R	1,714	2,544
Class I	1,315,785	4,277,460
Class IS	2,714,720	6,278,809
Total	$4,300,014	$11,050,022
7. Shares of beneficial interest
At April 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	54,184	$590,450	185,665	$2,059,915
Shares issued on reinvestment	21,901	234,279	38,753	433,460
Shares repurchased	(116,891)	(1,272,693)	(559,974)	(6,219,536)
Net decrease	(40,806)	$(447,964)	(335,556)	$(3,726,161)
Class C
Shares sold	607	$6,457	380	$4,224
Shares issued on reinvestment	824	8,772	1,386	15,388
Shares repurchased	(7,815)	(84,729)	(11,339)	(125,865)
Net decrease	(6,384)	$(69,500)	(9,573)	$(106,253)
Class FI
Shares sold	—	—	—	—
Shares issued on reinvestment	234	$2,531	325	$3,666
Shares repurchased	(4)	(40)	—	—
Net increase	230	$2,491	325	$3,666
Class R
Shares sold	1	$8	1	$8
Shares issued on reinvestment	0 *	2	0 *	3
Shares repurchased	(1)	(8)	(2)	(17)
Net increase (decrease)	—	$2	(1)	$(6)
Class I
Shares sold	846,136	$9,181,167	1,833,431	$20,599,086
Shares issued on reinvestment	101,216	1,090,002	200,873	2,261,163
Shares repurchased	(1,540,122)	(16,819,296)	(8,265,732)	(93,788,831)
Net decrease	(592,770)	$(6,548,127)	(6,231,428)	$(70,928,582)
Class IS
Shares sold	556,863	$6,107,075	837,337	$9,403,682
Shares issued on reinvestment	209,407	2,259,662	421,690	4,749,400
Shares repurchased	(2,304,879)	(25,294,224)	(5,019,106)	(56,599,041)
Net decrease	(1,538,609)	$(16,927,487)	(3,760,079)	$(42,445,959)

*	Less than 1 share.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended April 30, 2025. The following transactions were effected in such company for the six months ended April 30, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,669,045	$62,776,671	62,776,671	$64,411,221	64,411,221

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$69,455	—	$3,034,495
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2025.
10. Deferred capital losses
As of October 31, 2024, the Fund had deferred capital losses of $125,338,238, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income

BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Global Unconstrained Bond Fund

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BrandywineGLOBAL —
Global Unconstrained Bond Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Global Unconstrained Bond Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Global Unconstrained Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90800-SFSOI 6/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025